Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (19,689)	$ (10,004)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	89	76
Stock-based compensation	1,304	912
Amortization of debt discount and issuance costs	1,983	963
Change in fair value of derivative liability	355	351
Gain on extinguishment of convertible notes	(928)
Payment in connection with restricted stock unit release	(1,569)
Changes in operating assets and liabilities:
Accounts receivable, net	(100)	(219)
Inventory	5	8
Prepaid expenses and other current assets	(1,069)	60
Accounts payable and accrued compensation	1,337	(145)
Accrued liabilities and deferred revenue	491	393
Net cash used in operating activities	(17,791)	(7,605)
Cash flows from investing activities:
Purchases of property and equipment	(210)	(12)
Net cash used in investing activities	(210)	(12)
Cash flows from financing activities:
Proceeds from convertible notes payable	2,600	6,800
Payments of debt issuance costs		(215)
Payments of notes payable	(516)
Proceeds from issuance of Series A Convertible Preferred Stock	4,000
Proceeds received from close of Business Combination	1,802
Proceeds from issuance of common stock	19,802
Proceeds from sale of convertible preferred stock and common stock warrants, net of issuance costs		4,538
Proceeds from exercise of common stock warrants	5
Proceeds from exercise of stock options	929	5
Net cash provided by financing activities	28,622	11,128
Net increase/(decrease) in cash and cash equivalents	10,621	3,511
Cash and cash equivalents, beginning of period	4,753	1,242
Cash and cash equivalents, end of period	15,374	4,753
Supplemental cash flow information:
Income taxes paid		1
Purchases of property and equipment recorded in accounts payable	641
Non-cash investing and financing activities
Debt discount and derivative liability at issuance of convertible notes payable	$ 270	$ 2,529